COMMITMENTS AND CONTINGENCIES Schedule of minimum future payments under operating leases for our continuing operations (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Minimum future payments under operating leases
2014	$ 5,032
2015	4,164
2016	3,970
2017	3,782
2018	3,672
Subsequent years	7,298
Total	$ 27,918